Loans and advances to customers - External rating (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Credit risk
Financial assets	$ 1,616,873	$ 1,773,414
Maximum exposure to credit risk	1,530,693	1,724,748
External credit grades
Credit risk
Maximum exposure to credit risk	432,029	400,841
A-1
Credit risk
Maximum exposure to credit risk	271,581	236,454
A-2
Credit risk
Maximum exposure to credit risk	47,109	44,041
B-1
Credit risk
Maximum exposure to credit risk	35,473	34,706
B-2
Credit risk
Maximum exposure to credit risk	26,333	22,594
B-3
Credit risk
Maximum exposure to credit risk	9,897	14,630
C-1
Credit risk
Maximum exposure to credit risk	11,742	14,060
C-2
Credit risk
Maximum exposure to credit risk	11,341	12,007
D
Credit risk
Maximum exposure to credit risk	10,615	14,027
E
Credit risk
Maximum exposure to credit risk	7,938	8,132
Not rated
Credit risk
Maximum exposure to credit risk		190
Loans and advances - Customers | External credit grades | Gross carrying amount
Credit risk
Financial assets	371,535	354,083
Loans and advances - Customers | A-1 | Gross carrying amount
Credit risk
Financial assets	225,710	207,288
Loans and advances - Customers | A-2 | Gross carrying amount
Credit risk
Financial assets	37,400	33,287
Loans and advances - Customers | B-1 | Gross carrying amount
Credit risk
Financial assets	33,535	32,008
Loans and advances - Customers | B-2 | Gross carrying amount
Credit risk
Financial assets	25,501	21,343
Loans and advances - Customers | B-3 | Gross carrying amount
Credit risk
Financial assets	9,305	13,725
Loans and advances - Customers | C-1 | Gross carrying amount
Credit risk
Financial assets	11,086	13,122
Loans and advances - Customers | C-2 | Gross carrying amount
Credit risk
Financial assets	10,836	11,306
Loans and advances - Customers | D | Gross carrying amount
Credit risk
Financial assets	10,358	13,779
Loans and advances - Customers | E | Gross carrying amount
Credit risk
Financial assets	7,804	8,035
Loans and advances - Customers | Not rated | Gross carrying amount
Credit risk
Financial assets		190
Commercial loans (SME) | External credit grades | Gross carrying amount
Credit risk
Financial assets	55,884	65,732
Commercial loans (SME) | A-1 | Gross carrying amount
Credit risk
Financial assets	42,503	44,392
Commercial loans (SME) | A-2 | Gross carrying amount
Credit risk
Financial assets	4,625	4,779
Commercial loans (SME) | B-1 | Gross carrying amount
Credit risk
Financial assets	1,280	2,771
Commercial loans (SME) | B-2 | Gross carrying amount
Credit risk
Financial assets	1,216	2,327
Commercial loans (SME) | B-3 | Gross carrying amount
Credit risk
Financial assets	2,216	4,455
Commercial loans (SME) | C-1 | Gross carrying amount
Credit risk
Financial assets	1,140	1,566
Commercial loans (SME) | C-2 | Gross carrying amount
Credit risk
Financial assets	626	588
Commercial loans (SME) | D | Gross carrying amount
Credit risk
Financial assets	1,784	3,762
Commercial loans (SME) | E | Gross carrying amount
Credit risk
Financial assets	494	1,092
Securitized mortgage assets | External credit grades | Gross carrying amount
Credit risk
Financial assets	193,841	172,990
Securitized mortgage assets | A-1 | Gross carrying amount
Credit risk
Financial assets	142,698	138,867
Securitized mortgage assets | A-2 | Gross carrying amount
Credit risk
Financial assets	7,628	6,170
Securitized mortgage assets | B-1 | Gross carrying amount
Credit risk
Financial assets	6,759	3,626
Securitized mortgage assets | B-2 | Gross carrying amount
Credit risk
Financial assets	14,994	6,523
Securitized mortgage assets | B-3 | Gross carrying amount
Credit risk
Financial assets	2,071	2,218
Securitized mortgage assets | C-1 | Gross carrying amount
Credit risk
Financial assets	5,031	5,295
Securitized mortgage assets | C-2 | Gross carrying amount
Credit risk
Financial assets	5,815	4,303
Securitized mortgage assets | D | Gross carrying amount
Credit risk
Financial assets	5,297	4,355
Securitized mortgage assets | E | Gross carrying amount
Credit risk
Financial assets	3,548	1,443
Securitized mortgage assets | Not rated | Gross carrying amount
Credit risk
Financial assets		190
Installment loans to individuals - Revolving consumer credit cards loans | External credit grades | Gross carrying amount
Credit risk
Financial assets	53,406	53,807
Installment loans to individuals - Revolving consumer credit cards loans | A-1 | Gross carrying amount
Credit risk
Financial assets	15,144	9,804
Installment loans to individuals - Revolving consumer credit cards loans | A-2 | Gross carrying amount
Credit risk
Financial assets	19,831	16,790
Installment loans to individuals - Revolving consumer credit cards loans | B-1 | Gross carrying amount
Credit risk
Financial assets	6,711	7,746
Installment loans to individuals - Revolving consumer credit cards loans | B-2 | Gross carrying amount
Credit risk
Financial assets	1,939	3,826
Installment loans to individuals - Revolving consumer credit cards loans | B-3 | Gross carrying amount
Credit risk
Financial assets	1,419	2,625
Installment loans to individuals - Revolving consumer credit cards loans | C-1 | Gross carrying amount
Credit risk
Financial assets	2,653	3,586
Installment loans to individuals - Revolving consumer credit cards loans | C-2 | Gross carrying amount
Credit risk
Financial assets	2,260	3,891
Installment loans to individuals - Revolving consumer credit cards loans | D | Gross carrying amount
Credit risk
Financial assets	2,388	4,612
Installment loans to individuals - Revolving consumer credit cards loans | E | Gross carrying amount
Credit risk
Financial assets	1,061	927
Installment loans to individuals - Non-revolving consumer loans | External credit grades | Gross carrying amount
Credit risk
Financial assets	68,404	61,554
Installment loans to individuals - Non-revolving consumer loans | A-1 | Gross carrying amount
Credit risk
Financial assets	25,365	14,225
Installment loans to individuals - Non-revolving consumer loans | A-2 | Gross carrying amount
Credit risk
Financial assets	5,316	5,548
Installment loans to individuals - Non-revolving consumer loans | B-1 | Gross carrying amount
Credit risk
Financial assets	18,785	17,865
Installment loans to individuals - Non-revolving consumer loans | B-2 | Gross carrying amount
Credit risk
Financial assets	7,352	8,667
Installment loans to individuals - Non-revolving consumer loans | B-3 | Gross carrying amount
Credit risk
Financial assets	3,599	4,427
Installment loans to individuals - Non-revolving consumer loans | C-1 | Gross carrying amount
Credit risk
Financial assets	2,262	2,675
Installment loans to individuals - Non-revolving consumer loans | C-2 | Gross carrying amount
Credit risk
Financial assets	2,135	2,524
Installment loans to individuals - Non-revolving consumer loans | D | Gross carrying amount
Credit risk
Financial assets	889	1,050
Installment loans to individuals - Non-revolving consumer loans | E | Gross carrying amount
Credit risk
Financial assets	2,701	4,573
Financial instruments not recognized on the consolidated balance sheet | External credit grades
Credit risk
Guarantees and loan commitments	60,494	46,758
Financial instruments not recognized on the consolidated balance sheet | A-1
Credit risk
Guarantees and loan commitments	45,871	29,166
Financial instruments not recognized on the consolidated balance sheet | A-2
Credit risk
Guarantees and loan commitments	9,709	10,754
Financial instruments not recognized on the consolidated balance sheet | B-1
Credit risk
Guarantees and loan commitments	1,938	2,698
Financial instruments not recognized on the consolidated balance sheet | B-2
Credit risk
Guarantees and loan commitments	832	1,251
Financial instruments not recognized on the consolidated balance sheet | B-3
Credit risk
Guarantees and loan commitments	592	905
Financial instruments not recognized on the consolidated balance sheet | C-1
Credit risk
Guarantees and loan commitments	656	938
Financial instruments not recognized on the consolidated balance sheet | C-2
Credit risk
Guarantees and loan commitments	505	701
Financial instruments not recognized on the consolidated balance sheet | D
Credit risk
Guarantees and loan commitments	257	248
Financial instruments not recognized on the consolidated balance sheet | E
Credit risk
Guarantees and loan commitments	134	97
Available lines of credit cards and non-revolving consumer loans
Credit risk
Maximum exposure to credit risk		83,645
Available lines of credit cards and non-revolving consumer loans | External credit grades
Credit risk
Guarantees and loan commitments	60,428	46,646
Available lines of credit cards and non-revolving consumer loans | A-1
Credit risk
Guarantees and loan commitments	45,805	29,062
Available lines of credit cards and non-revolving consumer loans | A-2
Credit risk
Guarantees and loan commitments	9,709	10,754
Available lines of credit cards and non-revolving consumer loans | B-1
Credit risk
Guarantees and loan commitments	1,938	2,698
Available lines of credit cards and non-revolving consumer loans | B-2
Credit risk
Guarantees and loan commitments	832	1,251
Available lines of credit cards and non-revolving consumer loans | B-3
Credit risk
Guarantees and loan commitments	592	905
Available lines of credit cards and non-revolving consumer loans | C-1
Credit risk
Guarantees and loan commitments	656	938
Available lines of credit cards and non-revolving consumer loans | C-2
Credit risk
Guarantees and loan commitments	505	701
Available lines of credit cards and non-revolving consumer loans | D
Credit risk
Guarantees and loan commitments	257	248
Available lines of credit cards and non-revolving consumer loans | E
Credit risk
Guarantees and loan commitments	134	89
Guarantees | External credit grades
Credit risk
Guarantees and loan commitments	66	1
Guarantees | A-1
Credit risk
Guarantees and loan commitments	$ 66	1
Loans and credits | External credit grades
Credit risk
Guarantees and loan commitments		111
Loans and credits | A-1
Credit risk
Guarantees and loan commitments		103
Loans and credits | E
Credit risk
Guarantees and loan commitments		$ 8